Financial Risk Management - Optimum capital structure to reduce cost of capital (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management
Borrowing	$ 1,333,237	$ 1,465,437	$ 1,439,603
Less: Cash and cash equivalents	(369,848)	(385,265)
Net debt	963,389	1,080,172
Equity	$ 803,909	$ 862,369	$ 773,608	$ 805,286
Net debt to equity ratio	120.00%	125.00%